BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.1%
Austria—1.5%
ANDRITZ AG	4,234	$227,529
Verbund AG	1,320	99,744
		327,273
Belgium—1.9%
Azelis Group NV	17,588	431,564
Bermuda—1.4%
Everest Re Group Ltd.	937	318,599
Finland—1.5%
Nordea Bank Abp	33,221	327,934
France—11.1%
Airbus Group SE	3,250	426,808
Capgemini SE	1,122	195,740
Cie de Saint-Gobain	5,090	282,671
Eiffage SA	1,625	173,538
Kering SA	364	194,617
Legrand SA	1,145	108,537
Rexel SA	21,120	433,568
Sanofi	1,909	194,770
SPIE SA	8,483	252,247
TotalEnergies SE	3,966	223,805
		2,486,301
Germany—5.9%
Brenntag SE	2,292	180,249
Commerzbank AG*	21,852	221,046
Deutsche Telekom AG	8,748	194,080
Rheinmetall AG	1,523	385,822
Siemens AG	2,016	331,759
		1,312,956
Greece—0.7%
Hellenic Telecommunications Organization SA	10,749	164,652
Ireland—2.3%
ICON PLC*	1,601	341,061
Ryanair Holdings PLC - SP ADR*	1,684	176,955
		518,016
Japan—11.0%
Asahi Group Holdings Ltd.	8,800	341,349
Fuji Electric Co., Ltd.	4,400	184,566
IHI Corp.	7,700	177,531
Mitsubishi Heavy Industries Ltd.	7,600	320,351
Renesas Electronics Corp.*	32,800	530,875
Sony Group Corp.	3,400	318,853
Subaru Corp.	5,700	97,767
Sumitomo Mitsui Financial Group, Inc.	12,400	503,213
		2,474,505
Netherlands—5.1%
Aalberts NV	4,300	181,999
ING Groep NV	33,869	417,303
Koninklijke Ahold Delhaize NV	15,031	476,519
Stellantis NV	5,053	77,027
		1,152,848
Norway—0.7%
Norsk Hydro ASA	25,115	152,004
Singapore—1.4%
United Overseas Bank Ltd.	15,200	314,045
Sweden—1.3%
Svenska Handelsbanken AB, Class A	35,488	280,965
Switzerland—2.4%
STMicroelectronics NV	6,486	282,314
Swiss Re AG	1,053	105,560
UBS Group AG	8,191	156,164
		544,038
United Kingdom—8.6%
Coca-Cola European Partners PLC	2,431	151,670
Informa PLC	30,281	262,901
JD Sports Fashion PLC	179,175	339,944
Melrose Industries PLC	30,986	182,331
NatWest Group PLC	104,038	337,102
Nomad Foods Ltd.*	12,487	212,903
Shell PLC	8,904	244,798
Tesco PLC	34,385	111,731
WH Smith PLC	4,750	92,914
		1,936,294
United States—38.3%
AbbVie, Inc.	1,629	224,737
Advanced Micro Devices, Inc.*	2,140	252,969
Alphabet, Inc., Class A*	3,579	439,752
AmerisourceBergen Corp.	1,568	266,795
Amgen, Inc.	675	148,939
Applied Materials, Inc.	1,312	174,890
AutoZone, Inc.*	42	100,247
Axalta Coating Systems Ltd.*	6,537	189,638
Bank of America Corp.	6,096	169,408
Booking Holdings, Inc.*	165	413,947
BorgWarner, Inc.	2,580	114,371
Cigna Group, (The)	1,733	428,762
Cisco Systems, Inc.	6,210	308,451
Corteva, Inc.	4,592	245,626
CVS Health Corp.	4,961	337,497
Dell Technologies, Inc., Class C	3,983	178,478
Discover Financial Services	1,941	199,418
Elevance Health, Inc.	474	212,267
Expedia Group, Inc.*	2,284	218,602
FMC Corp.	1,287	133,951
Goldman Sachs Group, Inc., (The)	195	63,160
Halliburton Co.	10,150	290,797
Humana, Inc.	1,053	528,469
Huntington Bancshares, Inc.	11,553	119,111
Interpublic Group of Cos., Inc., (The)	6,135	228,161
Johnson & Johnson	2,144	332,449
JPMorgan Chase & Co.	3,199	434,136
Microchip Technology, Inc.	4,039	303,975
Schlumberger Ltd.	6,491	278,010
TE Connectivity Ltd.	1,649	201,969
United Rentals, Inc.	426	142,195
UnitedHealth Group, Inc.	461	224,618
US Foods Holding Corp.*	10,273	408,660
Zimmer Biomet Holdings, Inc.	2,152	274,036
		8,588,491
TOTAL COMMON STOCKS
(Cost $20,668,707)		21,330,485

SHORT-TERM INVESTMENTS—4.9%
Tri-State Deposit, 4.95%(a)	750,512	750,512
U.S. Bank Money Market Deposit Account, 5.00%(a)	347,194	347,194
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,097,706)		1,097,706
TOTAL INVESTMENTS—100.0%
(Cost $21,766,413)		22,428,191
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		10,951
NET ASSETS—100.0%		$22,439,142

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2023.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Sustainability Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$327,273	$-	$327,273	$-
Belgium	431,564	-	431,564	-
Bermuda	318,599	318,599	-	-
Finland	327,934	-	327,934	-
France	2,486,301	-	2,486,301	-
Germany	1,312,956	-	1,312,956	-
Greece	164,652	-	164,652	-
Ireland	518,016	518,016	-	-
Japan	2,474,505	-	2,474,505	-
Netherlands	1,152,848	-	1,152,848	-
Norway	152,004	-	152,004	-
Singapore	314,045	-	314,045	-
Sweden	280,965	-	280,965	-
Switzerland	544,038	-	544,038	-
United Kingdom	1,936,294	364,573	1,571,721	-
United States	8,588,491	8,588,491	-	-
Short-Term Investments	1,097,706	347,194	750,512	-
Total Assets	$22,428,191	$10,136,873	$12,291,318	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.